Income tax benefits / (expenses)	12 Months Ended
Dec. 31, 2025
Income tax benefits / (expenses)
Income tax benefits / (expenses)

11.Income tax benefits / (expenses)

Income tax benefits / (expenses)

	For the years ended December 31,
(Euro thousands)	2025	2024*	2023*
Current taxes	(44)	(2,599)	(1,069)
Deferred taxes	15,819	(487)	(2,254)
Income tax benefits / (expenses)	15,775	(3,086)	(3,323)
*	In accordance with IFRS 5, the income tax benefits / (expenses) information for 2024 and 2023 has been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).

Breakdown of difference between statutory and effective tax rates:

The effective tax rate is as follows:

	For the years ended December 31,
(Euro thousands)	2025	2024*	2023*
Loss before tax	(267,138)	(185,920)	(141,976)
Total income tax benefits / (expenses)	15,775	(3,086)	(3,323)
Effective tax rate	5.91%	(1.66)%	(2.34)%

The reconciliation between the Group’s theoretical tax and its income taxes is presented in the table below:

	For the years ended December 31,
(Euro thousands)	2025	2024*	2023*
Loss before tax	(267,138)	(185,920)	(141,976)
Group’s weighted theoretical tax (calculated in absolute values on the basis of subsidiaries’pre-taxable income / loss)	74,361	51,444	37,737
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	(11,835)	(6,261)	(8,257)
Taxes relating to prior years	51	(772)	(705)
Deferred tax assets not recognized	(61,879)	(51,525)	(34,021)
Reversal of deferred tax assets arising from impairment of brand value within intangible assets	16,063	—	—
Other tax items	(986)	4,028	1,923
Total income tax benefits / (expenses)	15,775	(3,086)	(3,323)

Deferred tax assets and deferred tax liabilities

Deferred taxes reflect the net tax effect of temporary differences between the book value and the taxable amount of assets and liabilities.

Breakdown for deferred tax assets and deferred tax liabilities:

			Recognized in
	At	Recognized	other	Exchange	At
	December 31,	in profit or	comprehensive	difference	December 31,
(Euro thousands)	2024	loss	loss	and other(1)	2025
Deferred tax assets arising on:
Employee benefits	959	82	(81)	(236)	724
Property plant and equipment	254	(13)	—	—	241
Deferred tax assets on rental contracts; if any	6,981	(1,089)	—	(49)	5,843
Intangible assets	1,252	—	—	—	1,252
Inventories	4,170	(129)	—	(1,686)	2,355
Provisions and accrued expenses	2,814	—	—	(1,282)	1,532
Receivables and other assets	621	6	—	—	627
Tax losses	217	—	—	—	217
Other	10	173	—	(128)	55
Total deferred tax assets	17,278	(970)	(81)	(3,381)	12,846
Deferred tax liabilities arising on:
Deferred tax liabilities on rental contracts; if any	3,685	(457)	—	(627)	2,601
Intangible assets	51,994	(16,063)	—	—	35,931
Receivables and other assets	83	(31)	—	—	52
Other	1,308	77	—	—	1,385
Total deferred tax liabilities	57,070	(16,474)	—	(627)	39,969

			Recognized in
	At	Recognized	other	Exchange	At
	December 31,	in profit or	comprehensive	difference	December 31,
(Euro thousands)	2023	loss	loss	and other(1)	2024
Deferred tax assets arising on:
Employee benefits	885	75	1	(2)	959
Property plant and equipment	313	(59)	—	—	254
Deferred tax assets on rental contracts; if any	11,098	(4,295)	—	178	6,981
Intangible assets	1,252	—	—	—	1,252
Inventories	3,934	229	—	7	4,170
Provisions and accrued expenses	2,864	(50)	—	—	2,814
Receivables and other assets	709	(88)	—	—	621
Tax losses	182	35	—	—	217
Other	638	(629)	—	1	10
Total deferred tax assets	21,875	(4,782)	1	184	17,278
Deferred tax liabilities arising on:
Deferred tax liabilities on rental contracts; if any	8,454	(4,933)	—	164	3,685
Intangible assets	51,994	—	—	—	51,994
Receivables and other assets	14	75	—	(6)	83
Other	790	518	—	—	1,308
Total deferred tax liabilities	61,252	(4,340)	—	158	57,070
(1)	“Exchange difference and other” includes foreign exchange differences and the reclassification of Caruso’s deferred tax under “Assets/Liabilities held for sale”.

Each company in the Group decides to recognize deferred tax assets by assessing whether the conditions exist for the future recoverability of such assets by taking into account the basis of the most recent forecasts.

Based on the Group’s best estimate, for jurisdictions subject to the Pillar II rules, the Group has concluded that no Qualified Domestic Minimum Top-up Tax accrual is required to be recognized as of December 31, 2025.

The following table provides the details of tax losses carried forward for which no deferred tax assets were recognized:

	At December 31,
(Euro thousands)	2025	2024*
Expiry within 5 years	73,705	59,018
Expiry over 5 years	162,540	168,994
No expiration	1,058,255	976,213
Total tax losses carried forward	1,294,500	1,204,225

The Group’s management updated the deferred tax assets recognized on tax loss carry forward taking into consideration, for their recoverability, the macroeconomic scenario and the business developments of each of the Group’s companies.